                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                                    811-21369

Exact name of registrant as specified in charter:                      Oppenheimer International Value Trust

Address of principal executive offices:                                6803 South Tucson Way
                                                                       Centennial, CO 80112

Name and address of agent for service:                                 Two World Financial Center
                                                                       225 Liberty Street
                                                                       New York, NY 10281-1008

Registrant's telephone number, including area code:                    303-768-3200

Date of fiscal year end:                                               4/30

Date of reporting period:                                              07/01/2005-06/30/2006

Item 1.           Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21369
Reporting Period: 07/01/2005 - 06/30/2006
Oppenheimer International Value Trust

===================== OPPENHEIMER INTERNATIONAL VALUE FUND =====================

TIM HELLAS TELECOMMUNICATIONS S.A (FRM STET HELLAS TELECOMMU

Ticker:                      Security ID:  88706Q104
Meeting Date: JUL 14, 2005   Meeting Type: Special
Record Date:  JUN 24, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     APPROVAL OF THE ELECTION OF THE NEW       For       Did Not    Management
      MEMBERS OF THE BOARD OF DIRECTORS.                  Vote
2     ELECTION OF A NEW BOARD OF DIRECTORS.     For       Did Not    Management
                                                          Vote
3     APPROVAL OF THE AGREEMENT OF A MEMBER OF  For       Did Not    Management
      THE BOARD OF DIRECTORS IN ACCORDANCE WITH           Vote
      THE PROVISIONS OF C.L. 2190/1920

--------------------------------------------------------------------------------

TIM HELLAS TELECOMMUNICATIONS S.A (FRM STET HELLAS TELECOMMU

Ticker:                      Security ID:  88706Q104
Meeting Date: OCT 4, 2005    Meeting Type: Special
Record Date:  AUG 31, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     APPROVAL OF THE CASH OUT MERGER OF THE    For       For        Management
      COMPANY BY THE COMPANY  TROY GAC
      TELECOMMUNICATIONS S.A.  AND THE
      CORRESPONDING DRAFT (CASH OUT) MERGER
      AGREEMENT.
2     APPROVAL OF THE CASH OUT MERGER BY THE    For       For        Management
      COMPANY  TROY GAC TELECOMMUNICATIONS S.A.
       ALSO ACCORDING TO ARTICLE 23A OF C.L.
      2190/1920.
3     WAIVING OF ANY CLAIMS OF TIM HELLAS       For       For        Management
      TELECOMMUNICATIONS S.A. AGAINST THE PAST
      MEMBERS OF THE BOARD OF DIRECTORS FOR ANY
      ACTIONS TAKEN IN THE COURSE OF THEIR
      SERVING ON THE BOARD.

========== END NPX REPORT
                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):               Oppenheimer International Value Trust, on behalf of Oppenheimer
                            International Value Fund

By (Signature and Title)*:  /s/ John V. Murphy
                            ------------------
                            John V. Murphy, President

Date:  August 17, 2006

*By:   /s/ Randy Legg
       --------------
       Randy Legg, Attorney in Fact